Right-of-use assets and operating lease liability	6 Months Ended
Jun. 30, 2019
Right-of-use assets and operating lease liability [Abstract]
Right-of-use assets and operating lease liability:

10.        Right-of-use assets and operating lease liability:

As part of Heidmar’s acquisition (Note 9), the Company, in accordance with ASC 842, recognized the assets and liabilities that arise from certain operating lease agreements regarding two vessels and three office buildings. The lease liability reflects the obligation to make hire and rent payments (lease payments), and the right-of-use asset represents the right to use the underlying asset for the lease term. The Company has elected to adopt the practical expedient for short-term leases, thus, with respect to charter-in contracts, only those that had duration more than a 12-month period at the acquisition date, were recognized. The amounts of right-of-use assets and operating lease liabilities shown in the accompanying consolidated balance sheet as of June 30, 2019 are analyzed as follows:

June 30, 2019
Right-of-use asset - Vessels	$31,955
Right-of-use asset - Offices	4,032
Total Right-of-use assets (non-current)	$35,987

June 30, 2019
Operating lease liability - Vessels	$31,955
Operating lease liability - Offices	3,943
Total Operating lease liability	$35,898
Less: Current portion	(12,508)
Operating lease liability – Non-current portion	$23,390

Under these operating leases, the approximate future minimum payments are as follows:

Due through June 30, 2020	$14,023
Due through June 30, 2021	13,538
Due through June 30, 2022	9,150
Due through June 30, 2023	333
Due through June 30, 2024	311
Thereafter	1,457
Total principal payments	$38,812